Investments - Schedule of Fair Value of Cash Equivalents and Short-Term Investments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Amortized Cost	$ 18,920
Unrealized Gains	0
Unrealized Losses	(5)
Fair Value	18,915
Government Securities [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	3,985
Unrealized Gains	0
Unrealized Losses	(5)
Fair Value	3,980
Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	14,935
Unrealized Gains	0
Unrealized Losses	0
Fair Value	$ 14,935